Stock-Based Compensation Plans (Tables)	6 Months Ended
Oct. 31, 2021
Stock-based Compensation Plans
Schedule of stock based compensation expense

Schedule of stock based compensation expense

Stock-based compensation expense	Six Months Ended Oct. 31, 2021	Six Months Ended Oct. 31, 2020	Three Months Ended Oct. 31, 2021	Three Months Ended Oct. 31, 2020
Chief Executive Officer	$40,608	$81,216	$—	$40,608
Chief Financial Officer	40,608	81,216	—	40,608
Chief Marketing Officer	20,111	2,453	8,396	1,047
Related party consultant	25,908	38,757	6,530	19,379
VP of Digital Strategy	4,017	17,510	1,677	17,510
Marketing consultant	74,104	—	37,052	—
Marketing consultant	251,803	—	125,902	—
Business consultant	25,908	38,757	6,530	19,379
Total stock-based compensation expense	$483,067	$259,909	$186,087	$138,531

Schedule of prepaid compensation

Description	Oct. 31, 2021	April 30, 2021
Chief Executive Officer	$—	$40,608
Chief Financial Officer	—	40,608
Related party consultant	—	25,908
Business consultant	—	25,908
Marketing consultant	128,638	380,441
Marketing consultant	44,301	118,405
Total	$172,939	$631,878